CONDENSED CONSOLIDATED BALANCE SHEETS (Q3) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 353,032	$ 1,017,137
Prepaid expenses	48,944	124,766
Total Current Assets	401,976	1,141,903
Marketable securities held in Trust Account	230,008,192	230,011,254
TOTAL ASSETS	230,410,168	231,153,157
Current liabilities
Accounts payable and accrued expenses	2,918,987	1,163,558
Accrued offering costs		5,450
Total Current Liabilities	2,918,987	1,169,008
Warrant liability	10,176,000	13,365,500
Deferred underwriting fee payable	8,050,000	8,050,000
TOTAL LIABILITIES	21,144,987	22,584,508
Commitments and Contingencies (Note 7)
Class A common stock subject to possible redemption, 23,000,000 shares at redemption value as of September 30, 2021 and December 31, 2020	230,000,000	230,000,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		0
Accumulated deficit	(20,735,459)	(21,431,991)
Total Stockholders' Equity (Deficit)	(20,734,819)	(21,431,351)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	230,410,168	231,153,157
Class A Common Stock
Stockholders' Deficit
Common stock	65	65
Class B Common Stock
Stockholders' Deficit
Common stock	$ 575	$ 575